21. TRADE AND OTHER ACCOUNTS PAYABLE (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	$ 25,824,553	$ 34,798,313
Services	6,886,593	18,233,670
Other	15,410,510	3,556,832
Total Current	48,121,656	56,588,815
Current | Up to 30 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	16,609,206	20,809,989
Services	5,843,091	12,983,543
Other	1,211,324	1,422,683
Total Current	23,663,621	35,216,215
Current | 31-60 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	2,123,988	4,687,050
Services	512,722	2,683,104
Other	75,555	396,614
Total Current	2,712,265	7,766,768
Current | 61-90 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	1,004,511	2,809,968
Services	68,130	1,471,827
Other	93,594	318,939
Total Current	1,166,235	4,600,734
Current | 91-120 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	2,173,360	908,032
Services	332,340	209,566
Other	58,140	405,099
Total Current	2,563,840	1,522,697
Current | 121-365 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	3,832,314
Services	130,310
Other	13,971,897
Total Current	17,934,521
Current | 366 and thereafter
DisclouresOfPayablesCurrentLineItems [Line Items]
Products	81,174
Services	0
Other	0
Total Current	$ 81,174
Current | 121-180 days
DisclouresOfPayablesCurrentLineItems [Line Items]
Products		5,558,560
Services		885,630
Other		986,143
Total Current		7,430,333
Current | 181 and thereafter
DisclouresOfPayablesCurrentLineItems [Line Items]
Products		24,714
Services		0
Other		27,354
Total Current		$ 52,068